Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of other related party balances
	2020	2019
	USD	USD

Contributions by the shareholders	2,041,928	77,090,648
Amounts paid on behalf of the Group by the shareholders*	-	1,135,484
Amounts paid by the Group on behalf of the shareholders	-	(1,647,064)
Distributions to shareholders	-	(53,279,016)

	2,041,928	23,300,052

* These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.

Schedule of changes in shareholders' account
	2020	2019
	USD	USD

At 1 January	71,017,815	47,717,763
Net contributions (distributions) during the year	2,041,928	23,300,052

At 31 December	73,059,743	71,017,815

Schedule of other related party balances
	2020	2019
	USD	USD

Expenses paid on behalf of shareholders*	433,560	57,550
Expenses paid on behalf of the Group by a shareholder**	(154,279)	-

	279,281	57,550
Due from related parties:
BPGIC Holdings (shareholder)	255,818	-
HBS Investments LP (shareholder)	17,479	13,388
H Capital International LP (shareholder)	16,975	11,056
O2 Investments Limited as GP (shareholder)	9,303	6,181
SBD International LP (shareholder)	17,851	13,760
SD Holding Limited as GP (shareholder)	9,850	6,984
Gyan Investments Ltd (shareholder)	9,555	6,181

	336,831	57,550
*	These include legal and corporate expenses paid on behalf of the shareholders.
**	These include office rent paid by a shareholder on behalf of the Group.